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                        SUPPLEMENT DATED APRIL 29, 2004
                                    TO THE
                             PROSPECTUSES AND THE
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following information amends the information contained in the Prospectuses and Statements of Additional Information ("SAIs") with respect to Class 2 shares in each of the currently effective Prospectuses and SAIs for each of the Funds listed below.

  Effective April 29, 2004, Class 2 shares will be renamed Class C shares.

        SB ADJUSTABLE RATE INCOME FUND               September 26, 2003
               Salomon Brothers Classes of
                 Shares

        SMITH BARNEY INCOME FUNDS
           SB CONVERTIBLE FUND                       November 28, 2003
               Salomon Brothers Classes of
                 Shares

        SMITH BARNEY INVESTMENT SERIES               February 27, 2004
           SB GROWTH AND INCOME FUND
               Salomon Brothers Classes of
                 Shares


SAM 0580